Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares		Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net revenues:
Net revenues	$ 628,386	¥ 4,088,473	¥ 4,082,884		¥ 2,459,110
Operating costs and expenses:
Operating costs	(470,222)	(3,059,407)	(3,106,601)		(1,856,632)
Selling expenses	(34,088)	(221,785)	(502,802)		(125,041)
General and administrative expenses	(82,096)	(534,145)	(481,947)		(448,989)
Total operating costs and expenses	(586,406)	(3,815,337)	(4,091,350)		(2,430,662)
Income (loss) from continuing operations	41,980	273,136	(8,466)		28,448
Other income, net:
Investment income	29,477	191,784	115,275		65,624
Interest income	3,980	25,891	6,901		57,206
Others, net	2,195	14,284	10,341		20,964
Income from continuing operations before income taxes, share of income of affiliates and discontinued operations	77,632	505,095	124,051		172,242
Income tax expense	(25,791)	(167,803)	(27,249)		(25,553)
Share of income of affiliates	16,744	108,944	48,293	[1]	26,924	[1]
Net income from continuing operations	68,585	446,236	145,095		173,613
Net income from discontinued operations, net of tax (Note 2(x) & Note 3)	842	5,480	22,543		41,868
Net income	69,427	451,716	167,638	[1]	215,481	[1]
Less: net income attributable to the noncontrolling interests	382	2,488	10,591		5,395
Net income attributable to the Company’s shareholders	$ 69,045	¥ 449,228	¥ 157,047		¥ 210,086
Net income per share:
Net income from continuing operations (in CNY per share) | (per share)	$ 0.06	¥ 0.36	¥ 0.12		¥ 0.14
Net income from discontinued operations (in CNY per share) | (per share)	0	0	0.02		0.04
Net income (in CNY per share) | (per share)	0.06	0.36	0.14		0.18
Net income from continuing operations (in CNY per share) | (per share)	0.06	0.36	0.11		0.14
Net income from discontinued operations (in CNY per share) | (per share)	0	0	0.02		0.03
Net income (in CNY per share) | (per share)	0.06	0.36	0.13		0.17
Net income per American Depositary Shares ("ADS"):
Net income from continuing operations (in CNY per share) | (per share)	1.11	7.20	2.32		2.92
Net income from discontinued operations (in CNY per share) | (per share)	0.02	0.09	0.39		0.73
Net income (in CNY per share) | (per share)	1.13	7.29	2.71		3.65
Net income from continuing operations (in CNY per share) | (per share)	1.11	7.20	2.23		2.79
Net income from discontinued operations (in CNY per share) | (per share)	0.02	0.09	0.37		0.70
Net income (in CNY per share) | (per share)	$ 1.13	¥ 7.29	¥ 2.60		¥ 3.49
Shares used in calculating net income per share:
Basic: (in shares)	1,231,698,725	1,231,698,725	1,160,592,325		1,151,705,374
Diluted (in shares)	1,261,223,049	1,261,223,049	1,208,821,796		1,203,323,521
Net income	$ 69,427	¥ 451,716	¥ 167,638	[1]	¥ 215,481	[1]
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,639)	(10,664)	2,177		6,153
Changes in fair value of short term investments	(97)	(632)	632
Share of other comprehensive gain (loss) of affiliates	194	1,263	(37,911)		37,567
Total Comprehensive income	67,885	441,683	132,536		259,201
Less: Comprehensive income attributable to the noncontrolling interests	382	2,488	10,591		5,395
Comprehensive income attributable to the Company’s shareholders	67,503	439,195	121,945		253,806
Agency [Member]
Net revenues:
Net revenues	581,008	3,780,217	3,746,471		2,155,264
Operating costs and expenses:
Operating costs	(440,324)	(2,864,882)	(2,906,791)		(1,675,262)
Life Insurance Product Line [Member]
Net revenues:
Net revenues	372,630	2,424,444	990,541		319,916
Operating costs and expenses:
Operating costs	(251,501)	(1,636,340)	(673,230)		(205,313)
Property, Liability and Casualty Insurance Product Line [Member]
Net revenues:
Net revenues	208,378	1,355,773	2,755,930		1,835,348
Operating costs and expenses:
Operating costs	(188,823)	(1,228,542)	(2,233,561)		(1,469,949)
Claims Adjusting Services [Member]
Net revenues:
Net revenues	47,378	308,256	336,413		303,846
Operating costs and expenses:
Operating costs	$ (29,898)	¥ (194,525)	¥ (199,810)		¥ (181,370)

[1]	In November 2016, the FASB issued ASU No. 2016-18 ("ASU 2016-18"), Statement of Cash Flows (Topic 230) - Restricted Cash. This ASU requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling beginning-of-period and end of- period total amounts shown on the statement of cash flows. The provisions of ASU 2016-18 are effective for reporting periods beginning after December 15, 2017 and are to be applied retrospectively; early adoption is permitted. In connection with the adoption of this update, the Group have reclassified RMB10,107 and RMB16,152 of restricted cash from investing activities to the cash and, cash equivalents, and restricted cash balance in the years ended December 31, 2015 and 2016, respectively, to be consistent with the 2017 presentation.